Summary of Significant Accounting Policies - Intangible assets (Details)	12 Months Ended
Jun. 30, 2019
Bottom of range | Patents, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 years
Bottom of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 years
Bottom of range | Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 years
Top of range | Patents, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	12 years
Top of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	10 years
Top of range | Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	10 years